Brandon J. Cage

Assistant Vice President, Counsel

Law Department

(949) 219-3943 Telephone

(949) 219-3706 Facsimile

Brandon.Cage@PacificLife.com

June 17, 2019

Frank A. Buda

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:                           Post-Effective Amendment No. 15 to the Registration Statement for Pacific Odyssey Individual Flexible Premium Deferred Variable Annuity (File No. 333-185326) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company; Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 15, on Form N-4.  This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Pacific Odyssey (“Odyssey”), which is funded by the Separate Account.  This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for two (2) new optional accumulation benefit riders (“New Disclosure”) which are based on, and substantially similar to, an existing accumulation benefit rider called Guaranteed Protection Advantage 3 Select. One new rider has a 5 year term (“5 Year Rider”) and the other has a 10 year term (“10 Year Rider”).

The Staff previously reviewed the existing rider disclosure contained in this Post-Effective Amendment in connection with its review of the Initial Filing (filed December 7, 2012), Pre-Effective Amendment No. 1 (filed February 5, 2013), and Pre-Effective Amendment No. 2 (filed April 19, 2013) for Odyssey. All previously filed amendments referenced above are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of a supplement marked to show where disclosure differs materially from that in the Prior Filings. The disclosure included in this Post-Effective Amendment, differs materially as follows:

•                  Riders are only available for purchase at Contract Issue or within a limited time after issue — not available for purchase on any Contract Anniversary.

•                  The rider price once purchased will remain the same as long as the rider is in effect — no variable pricing.

•                  There are no step-ups or resets of the protected amount.

•                  The rider protected amount and rider charges are based on premiums made during the first year — adjusted for withdrawals made during the rier term.

•                  The 5 Year Rider will protect 90% of first year premium and the 10 Year Rider will protect 105% of first year premium.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage